ADVISORY AGREEMENT

AB MULTI-MANAGER ALTERNATIVE FUND
1345 Avenue of the Americas
New York, New York 10105

November 13, 2019

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

We herewith confirm our agreement with you as follows:

1.                  We are a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  We are engaged in the business of investing and reinvesting our assets in securities of the type and in accordance with the limitations specified in our Declaration of Trust, By-Laws, registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Act, and any representations made in our prospectus, all in such manner and to such extent as may from time to time be authorized by our Board of Trustees. We enclose copies of the documents listed above and will from time to time furnish you with any amendments thereof.

2.                  (a) We hereby employ you to manage the investment and reinvestment of our assets as above specified, and, without limiting the generality of the foregoing, to provide management and other services specified below.

(b)   You will make decisions with respect to all purchases and sales of our portfolio securities.  To carry out such decisions, you are hereby authorized, as our agent and attorney-in-fact, for our account and at our risk and in our name, to place orders for the investment and reinvestment of our assets.  In all purchases, sales and other transactions in our portfolio investments you are authorized to exercise full discretion and act for us in the same manner and with the same force and effect as we might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.  In making such purchases and sales of our portfolio investments, you will bear in mind the policies set from time to time by our Board of Trustees as well as the limitations imposed by our Declaration of Trust and in our Registration Statement under the Act and the Securities Act of 1933, and the limitations of the Act and the Internal Revenue Code of 1986 in respect of regulated investment companies.

(c)   You will report to our Board of Trustees at each meeting thereof on the management of our portfolio investments, and will also keep us in touch with important developments affecting such portfolio investments and on your own initiative will furnish us from time to time with such information as you may believe appropriate for this purpose, whether concerning the individual issuers whose securities are included in our portfolio, the industries in which they engage, or the conditions prevailing in the economy generally.  You will also furnish us with such statistical and analytical information with respect to our portfolio investments as you may believe appropriate or as we reasonably may request.

(d)   It is understood that you will from time to time employ or associate with yourselves such persons as you believe to be particularly fitted to assist you in the execution of your duties hereunder.  During the continuance of this agreement at our request you will provide us at your expense persons satisfactory to our Board of Trustees to serve as our officers, and you shall be responsible for the compensation of any of our trustees who devote part of their time to the affairs of you and your affiliates (other than us).  Furthermore, you or your affiliates (other than us) shall furnish us without charge with such management supervision and assistance and such office facilities as you may believe appropriate or as we may reasonably request subject to the requirements of any regulatory authority to which you may be subject.  Nothing contained herein shall be construed to limit your right to reimbursement under the Administrative Reimbursement Agreement dated as of the date hereof between us and you (the “Administrative Reimbursement Agreement”) with respect to services provided under the Administrative Reimbursement Agreement for which reimbursement has been approved by our Board of Trustees.  Nothing contained herein shall be construed to restrict our right to hire our own employees or to contract for services to be performed by third parties, or to restrict your right to be compensated by us pursuant to separate agreement(s) for providing to us clerical, accounting and other services not specifically addressed herein.

3.                  Subject to the foregoing, we shall be responsible and hereby assume the obligation for payment of all our expenses, including: (a) brokerage and commission expenses; (b) Federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on us; (c) interest charges on borrowings; (d) our organizational and offering expenses, whether or not advanced by you; (e) fees and expenses of registering our shares under the appropriate Federal securities laws and of qualifying our shares under applicable state securities laws; (f) fees and expenses of listing and maintaining the listing of our shares on any national securities exchange; (g) expenses of printing and distributing our prospectuses and reports to shareholders; (h) costs of proxy solicitations; (i) charges and expenses of our administrator(s) (including your charges under the Administrative Reimbursement Agreement), custodian, and transfer and dividend disbursing agent and registrar of shares; (j) compensation of our officers, Trustees and employees who do not devote any part of their time to your affairs or the affairs of your affiliates other than us; (k) legal and auditing expenses; (l) payment of all investment advisory fees (including the fees payable to you hereunder); (m) fee and charges of any third parties providing due diligence reviews of the operations of investment managers of our potential and actual investments and the travel costs of your personnel in connection with such reviews; (n) costs of stationery and supplies; and (o) costs of periodic offers to repurchase our shares.

4.                  We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

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5.                  In consideration of the foregoing we will pay you a monthly fee at an annual rate of 1.00% of our net assets determined as of the last day of each calendar month, adjusted upward for amounts accepted as subscriptions as of the first day of the subsequent month and adjusted downward for amounts accepted as repurchases as of the first day of the subsequent month.  Such fee shall be payable in arrears on the last day of the subsequent calendar month for services performed hereunder during such month.  If this agreement becomes effective after the beginning of a month or this agreement terminates prior to the end of a month, such fee shall be prorated according to the proportion which such portion of the month bears to the full month.

6.                  This agreement shall become effective on the date hereof and shall continue in force for a term of one year from the date hereof, and shall continue in effect thereafter provided that such continuance is specifically approved at least annually by our Board of Trustees or by vote of the holders of a majority of our outstanding voting securities (as defined in the Act), and, in either case, by a majority of our Board of Trustees who are not interested persons, as defined in the Act, of any party to this agreement).  Upon the effectiveness of this agreement, it shall supersede all previous agreements between us covering the subject matter hereof.  This agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of our outstanding voting securities (as so defined), or by a vote of a majority of our entire Board of Trustees on sixty days’ written notice to you, or by you on sixty days’ written notice to us.

7.                  This agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged and this agreement shall terminate automatically in the event of any such transfer, assignment, sale, hypothecation or pledge.  The terms “transfer”, “assignment” and “sale” as used in this paragraph shall have the meanings ascribed hereto by governing law and any interpretation thereof contained in rules or regulations promulgated by the Securities and Exchange Commission thereunder.

8.                  (a) Except to the extent necessary to perform your obligations hereunder, nothing herein shall be deemed to limit or restrict your right, or the right of any of your employees, or any of the officers or directors of AllianceBernstein Corporation, your general partner, or persons otherwise affiliated with us (within the meaning of the Act) to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other trust, corporation, firm, individual or association.

(b)   You will notify us of any change in general partners of your partnership within a reasonable time after such change.

9.                  If you cease to act as our investment adviser, or, in any event, if you so request in writing, we agree to take all necessary action to change our name to a name not including the term “AllianceBernstein”.  You may from time to time make available without charge to us for our use such marks or symbols owned by you, including marks or symbols containing the term “AllianceBernstein” or any variation thereof, as you may consider appropriate.  Any such marks or symbols so made available will remain your property and you shall have the right, upon notice in writing, to require us to cease the use of such mark or symbol at any time.

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If the foregoing is in accordance with your understanding, will you kindly so indicate by signing and returning to us the enclosed copy hereof.

Very truly yours,

AB Multi-Manager Alternative Fund

By:	/s/Eric C. Freed
Name:	Eric C. Freed
Title:	Assistant Secretary

Accepted:  November 13, 2019

ALLIANCEBERNSTEIN L.P.

By:	/s/Emilie D. Wrapp
	Name:	Emilie D. Wrapp
	Title:	Senior Vice President Assistant Secretary and Assistant General Counsel

ablegal -  3761702 v1

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